10. STOCK OPTION PLANS (Details - Options by exercise price) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Options Outstanding	4,770,000	1,000,000	2,000,000	600,000
Weighted Average Exercise Price Outstanding	$ 0.29	$ 0.73	$ 0.46	$ 1.14
Number of Options Currently Exercisable	3,670,000
Price $0.07
Options Outstanding	200,000
Remaining Contractual Life	7 years 6 months 11 days
Weighted Average Exercise Price Outstanding	$ 0.07
Number of Options Currently Exercisable	200,000
Price $0.13
Options Outstanding	25,000
Remaining Contractual Life	5 years 11 months 1 day
Weighted Average Exercise Price Outstanding	$ 0.13
Number of Options Currently Exercisable	25,000
Price $0.14
Options Outstanding	2,870,000
Remaining Contractual Life	9 years 2 months 5 days
Weighted Average Exercise Price Outstanding	$ 0.14
Number of Options Currently Exercisable	2,870,000
Price $0.20
Options Outstanding	25,000
Remaining Contractual Life	5 years 11 months 1 day
Weighted Average Exercise Price Outstanding	$ 0.20
Number of Options Currently Exercisable	25,000
Price $0.25
Options Outstanding	1,100,000
Remaining Contractual Life	9 years 10 months 2 days
Weighted Average Exercise Price Outstanding	$ 0.25
Number of Options Currently Exercisable	0
Price $0.40
Options Outstanding	25,000
Remaining Contractual Life	5 years 11 months 1 day
Weighted Average Exercise Price Outstanding	$ 0.40
Number of Options Currently Exercisable	25,000
Price $0.60
Options Outstanding	25,000
Remaining Contractual Life	5 years 11 months 1 day
Weighted Average Exercise Price Outstanding	$ 0.60
Number of Options Currently Exercisable	25,000
Price $0.61
Options Outstanding	200,000
Remaining Contractual Life	2 years 2 months 19 days
Weighted Average Exercise Price Outstanding	$ 0.61
Number of Options Currently Exercisable	200,000
Price $0.74
Options Outstanding	100,000
Remaining Contractual Life	3 years 6 months 22 days
Weighted Average Exercise Price Outstanding	$ 0.74
Number of Options Currently Exercisable	100,000
Price $2.29
Options Outstanding	200,000
Remaining Contractual Life	1 year 3 months 22 days
Weighted Average Exercise Price Outstanding	$ 2.29
Number of Options Currently Exercisable	220,000